Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 7, 2011
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BOND FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000003794
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 7, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 7, 2011
Prospectus Date	rr_ProspectusDate	Dec 7, 2011

Retail Shares | AllianceBernstein Limited Duration High Income Portfolio
ALLIANCEBERNSTEIN LIMITED DURATION HIGH INCOME PORTFOLIO
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek the highest level of income that is available without assuming what the Adviser considers to be undue risk to principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund--Sales Charge Reduction Programs on page 19 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 79 of the Fund's Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstein Limited Duration High Income Portfolio (USD $)	CLASS A SHARES	CLASS C SHARES		ADVISOR CLASS SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	1.00%	[1]	none
Exchange Fee	none	none		none
[1]	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstein Limited Duration High Income Portfolio		CLASS A SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees		0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	none
Other Expenses: Transfer Agent		0.04%	0.06%	0.04%
Other Expenses		0.66%	0.66%	0.66%
Total Other Expenses	[1]	0.70%	0.72%	0.70%
Total Annual Fund Operating Expenses		1.60%	2.32%	1.30%
Fee Waiver and/or Expense Reimbursement	[2]	(0.55%)	(0.57%)	(0.55%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.05%	1.75%	0.75%
[1]	Total Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through December 7, 2014 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding 1.05% on Class A shares, 1.75% on Class C shares or 0.75% on Advisor Class shares (excluding acquired fund fees and expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until December 7, 2014, provided that no reimbursement payment will be made that would cause the Fund's total annual Fund operating expenses to exceed the percentages in the preceding sentence or cause the total of the payments to exceed the Fund's total initial offering expenses.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstein Limited Duration High Income Portfolio (USD $)	CLASS A SHARES	CLASS C SHARES		ADVISOR CLASS SHARES
After 1 Year	528	278	[1]	77
After 3 Years	745	551		240
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.

PRINCIPAL STRATEGIES
The Fund invests primarily in fixed-income securities, with an emphasis on corporate fixed-income securities rated below investment grade (high yield securities or "junk bonds"), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. Under normal circumstances, the Fund will maintain a dollar-weighted average duration of less than four years, although it may invest in individual fixed-income securities with durations in excess of four years.

The Fund may also invest in investment grade fixed-income securities, high yield securities of governments and government-related issuers, loan participations and, to a lesser extent, equity securities, and derivatives related to these instruments. The Fund will not invest more than 10% of its net assets in securities rated at or below Caa1 by Moody's, CCC+ by Standard & Poor's or CCC by Fitch at time of purchase. (For this purpose of this 10% limit, the Fund will rely on the highest rating from any of the three rating agencies, and the notional amount of derivatives related to these instruments will be counted.)

The Fund will invest on a global basis, including securities of issuers in both developed and emerging market countries. The Fund may invest in securities denominated in foreign currencies, although it expects to frequently use hedging instruments to attempt to limit the currency exposure resulting from such investments.

In selecting securities for purchase or sale by the Fund, the Adviser will attempt to take advantage of inefficiencies that it believes exist in the global fixed-income markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject. The Adviser will combine its quantitative forecasts with fundamental economic and credit research in seeking to exploit these inefficiencies.

The Adviser will employ strategies to manage the Fund's volatility relative to the global high yield market. Such strategies may include shortening the duration of the Fund, adding higher rated investments, investing in various fixed-income sectors with relatively low correlation among them, and using hedging strategies that seek to provide protection from substantial market downturns. The Adviser will utilize different combinations of the above strategies at different points in time, taking into consideration, among other factors, the shape of the credit curve, the relative effect on yield associated with changes in credit quality, and the cost of hedging strategies.

The Fund expects to use derivatives, such as options, futures, forwards and swap agreements, to a significant extent. Derivatives may provide more efficient and economical exposure to market segments than direct investments, and may also be a quicker and more efficient way to alter the Fund's exposure. For example, the Fund may use credit default and interest rate swaps to gain exposure to the fixed-income markets. In determining when and to what extent to enter into derivative transactions, the Adviser will consider factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. Derivatives such as options and forwards may also be used for hedging purposes, including to hedge against interest rate, credit market and currency fluctuations.

PRINCIPAL RISKS
. MARKET RISK: The value of the Fund's assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

. INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default causing a loss of the full principal amount of a security or the amount to which the Fund is entitled in a derivative transaction. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

. HIGH YIELD DEBT SECURITY RISK: Investments in fixed-income securities with ratings below investment grade, commonly known as "junk bonds", tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund's assets can decline as can the real value of the Fund's distributions.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

. DIVERSIFICATION RISK: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund's net asset value, or NAV.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BOND FUND INC
Prospectus Date	rr_ProspectusDate	Dec 7, 2011
Retail Shares | AllianceBernstein Limited Duration High Income Portfolio | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.66%
Total Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
After 1 Year	rr_ExpenseExampleYear01	528
After 3 Years	rr_ExpenseExampleYear03	745
Retail Shares | AllianceBernstein Limited Duration High Income Portfolio | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.66%
Total Other Expenses	rr_OtherExpensesOverAssets	0.72%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
After 1 Year	rr_ExpenseExampleYear01	278	[4]
After 3 Years	rr_ExpenseExampleYear03	551
Retail Shares | AllianceBernstein Limited Duration High Income Portfolio | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.66%
Total Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
After 1 Year	rr_ExpenseExampleYear01	77
After 3 Years	rr_ExpenseExampleYear03	240
Retail Shares | AllianceBernstein Limited Duration High Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN LIMITED DURATION HIGH INCOME PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek the highest level of income that is available without assuming what the Adviser considers to be undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund--Sales Charge Reduction Programs on page 19 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 79 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 7, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Total Other Expenses are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in fixed-income securities, with an emphasis on corporate fixed-income securities rated below investment grade (high yield securities or "junk bonds"), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. Under normal circumstances, the Fund will maintain a dollar-weighted average duration of less than four years, although it may invest in individual fixed-income securities with durations in excess of four years.

The Fund may also invest in investment grade fixed-income securities, high yield securities of governments and government-related issuers, loan participations and, to a lesser extent, equity securities, and derivatives related to these instruments. The Fund will not invest more than 10% of its net assets in securities rated at or below Caa1 by Moody's, CCC+ by Standard & Poor's or CCC by Fitch at time of purchase. (For this purpose of this 10% limit, the Fund will rely on the highest rating from any of the three rating agencies, and the notional amount of derivatives related to these instruments will be counted.)

The Fund will invest on a global basis, including securities of issuers in both developed and emerging market countries. The Fund may invest in securities denominated in foreign currencies, although it expects to frequently use hedging instruments to attempt to limit the currency exposure resulting from such investments.

In selecting securities for purchase or sale by the Fund, the Adviser will attempt to take advantage of inefficiencies that it believes exist in the global fixed-income markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject. The Adviser will combine its quantitative forecasts with fundamental economic and credit research in seeking to exploit these inefficiencies.

The Adviser will employ strategies to manage the Fund's volatility relative to the global high yield market. Such strategies may include shortening the duration of the Fund, adding higher rated investments, investing in various fixed-income sectors with relatively low correlation among them, and using hedging strategies that seek to provide protection from substantial market downturns. The Adviser will utilize different combinations of the above strategies at different points in time, taking into consideration, among other factors, the shape of the credit curve, the relative effect on yield associated with changes in credit quality, and the cost of hedging strategies.

The Fund expects to use derivatives, such as options, futures, forwards and swap agreements, to a significant extent. Derivatives may provide more efficient and economical exposure to market segments than direct investments, and may also be a quicker and more efficient way to alter the Fund's exposure. For example, the Fund may use credit default and interest rate swaps to gain exposure to the fixed-income markets. In determining when and to what extent to enter into derivative transactions, the Adviser will consider factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. Derivatives such as options and forwards may also be used for hedging purposes, including to hedge against interest rate, credit market and currency fluctuations.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. MARKET RISK: The value of the Fund's assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

. INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default causing a loss of the full principal amount of a security or the amount to which the Fund is entitled in a derivative transaction. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

. HIGH YIELD DEBT SECURITY RISK: Investments in fixed-income securities with ratings below investment grade, commonly known as "junk bonds", tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund's assets can decline as can the real value of the Fund's distributions.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

. DIVERSIFICATION RISK: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund's net asset value, or NAV.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
. DIVERSIFICATION RISK: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund's net asset value, or NAV.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Fund because it has not yet been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because it has not yet been in operation for a full calendar year

[1]	Total Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through December 7, 2014 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding 1.05% on Class A shares, 1.75% on Class C shares or 0.75% on Advisor Class shares (excluding acquired fund fees and expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until December 7, 2014, provided that no reimbursement payment will be made that would cause the Fund's total annual Fund operating expenses to exceed the percentages in the preceding sentence or cause the total of the payments to exceed the Fund's total initial offering expenses.
[3]	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year.
[4]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

Retirement Shares | AllianceBernstein Limited Duration High Income Portfolio
ALLIANCEBERNSTEIN LIMITED DURATION HIGH INCOME PORTFOLIO
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek the highest level of income that is available without assuming what the Adviser considers to be undue risk to principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares AllianceBernstein Limited Duration High Income Portfolio (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases, a 1%, 1-year contingent deferred sales charge, or CDSC, may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retirement Shares AllianceBernstein Limited Duration High Income Portfolio		CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.04%	0.26%	0.20%	0.12%
Other Expenses		0.66%	0.66%	0.66%	0.66%
Total Other Expenses	[1]	0.70%	0.92%	0.86%	0.78%
Total Annual Fund Operating Expenses		1.60%	2.02%	1.71%	1.38%
Fee Waiver and/or Expense Reimbursement	[2]	(0.55%)	(0.77%)	(0.71%)	(0.63%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.05%	1.25%	1.00%	0.75%
[1]	Total Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through December 7, 2014 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding 1.05% on Class A shares, 1.25% on Class R shares, 1.00% on Class K shares or .75% on Class I shares (excluding acquired fund fees and expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until December 7, 2014, provided that no reimbursement payment will be made that would cause the Fund's total annual Fund operating expenses to exceed the percentages in the preceding sentence or cause the total of the payments to exceed the Fund's total initial offering expenses.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Shares AllianceBernstein Limited Duration High Income Portfolio (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	528	[1]	127	102	77
After 3 Years	745		397	318	240
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.

PRINCIPAL STRATEGIES
The Fund invests primarily in fixed-income securities, with an emphasis on corporate fixed-income securities rated below investment grade (high yield securities or "junk bonds"), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. Under normal circumstances, the Fund will maintain a dollar-weighted average duration of less than four years, although it may invest in individual fixed-income securities with durations in excess of four years.

The Fund may also invest in investment grade fixed-income securities, high yield securities of governments and government-related issuers, loan participations and, to a lesser extent, equity securities, and derivatives related to these instruments. The Fund will not invest more than 10% of its net assets in securities rated at or below Caa1 by Moody's, CCC+ by Standard & Poor's or CCC by Fitch at time of purchase. (For this purpose of this 10% limit, the Fund will rely on the highest rating from any of the three rating agencies, and the notional amount of derivatives related to these instruments will be counted.)

The Fund will invest on a global basis, including securities of issuers in both developed and emerging market countries. The Fund may invest in securities denominated in foreign currencies, although it expects to frequently use hedging instruments to attempt to limit the currency exposure resulting from such investments.

In selecting securities for purchase or sale by the Fund, the Adviser will attempt to take advantage of inefficiencies that it believes exist in the global fixed-income markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject. The Adviser will combine its quantitative forecasts with fundamental economic and credit research in seeking to exploit these inefficiencies.

The Adviser will employ strategies to manage the Fund's volatility relative to the global high yield market. Such strategies may include shortening the duration of the Fund, adding higher rated investments, investing in various fixed-income sectors with relatively low correlation among them, and using hedging strategies that seek to provide protection from substantial market downturns. The Adviser will utilize different combinations of the above strategies at different points in time, taking into consideration, among other factors, the shape of the credit curve, the relative effect on yield associated with changes in credit quality, and the cost of hedging strategies.

The Fund expects to use derivatives, such as options, futures, forwards and swap agreements, to a significant extent. Derivatives may provide more efficient and economical exposure to market segments than direct investments, and may also be a quicker and more efficient way to alter the Fund's exposure.For example, the Fund may use credit default and interest rate swaps to gain exposure to the fixed-income markets. In determining when and to what extent to enter into derivative transactions, the Adviser will consider factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. Derivatives such as options and forwards may also be used for hedging purposes, including to hedge against interest rate, credit market and currency fluctuations.

PRINCIPAL RISKS
.  MARKET RISK: The value of the Fund's assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default causing a loss of the full principal amount of a security or the amount to which the Fund is entitled in a derivative transaction. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

.  HIGH YIELD DEBT SECURITY RISK: Investments in fixed-income securities with ratings below investment grade, commonly known as "junk bonds", tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund's assets can decline as can the real value of the Fund's distributions.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory and other uncertainties.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.  DIVERSIFICATION RISK: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund's net asset value, or NAV.

.  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BOND FUND INC
Prospectus Date	rr_ProspectusDate	Dec 7, 2011
Retirement Shares | AllianceBernstein Limited Duration High Income Portfolio | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.66%
Total Other Expenses	rr_OtherExpensesOverAssets	0.70%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
After 1 Year	rr_ExpenseExampleYear01	528	[4]
After 3 Years	rr_ExpenseExampleYear03	745
Retirement Shares | AllianceBernstein Limited Duration High Income Portfolio | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.66%
Total Other Expenses	rr_OtherExpensesOverAssets	0.92%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
After 1 Year	rr_ExpenseExampleYear01	127
After 3 Years	rr_ExpenseExampleYear03	397
Retirement Shares | AllianceBernstein Limited Duration High Income Portfolio | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.66%
Total Other Expenses	rr_OtherExpensesOverAssets	0.86%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
After 1 Year	rr_ExpenseExampleYear01	102
After 3 Years	rr_ExpenseExampleYear03	318
Retirement Shares | AllianceBernstein Limited Duration High Income Portfolio | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.66%
Total Other Expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
After 1 Year	rr_ExpenseExampleYear01	77
After 3 Years	rr_ExpenseExampleYear03	240
Retirement Shares | AllianceBernstein Limited Duration High Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN LIMITED DURATION HIGH INCOME PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek the highest level of income that is available without assuming what the Adviser considers to be undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 7, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Total Other Expenses are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in fixed-income securities, with an emphasis on corporate fixed-income securities rated below investment grade (high yield securities or "junk bonds"), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. Under normal circumstances, the Fund will maintain a dollar-weighted average duration of less than four years, although it may invest in individual fixed-income securities with durations in excess of four years.

The Fund may also invest in investment grade fixed-income securities, high yield securities of governments and government-related issuers, loan participations and, to a lesser extent, equity securities, and derivatives related to these instruments. The Fund will not invest more than 10% of its net assets in securities rated at or below Caa1 by Moody's, CCC+ by Standard & Poor's or CCC by Fitch at time of purchase. (For this purpose of this 10% limit, the Fund will rely on the highest rating from any of the three rating agencies, and the notional amount of derivatives related to these instruments will be counted.)

The Fund will invest on a global basis, including securities of issuers in both developed and emerging market countries. The Fund may invest in securities denominated in foreign currencies, although it expects to frequently use hedging instruments to attempt to limit the currency exposure resulting from such investments.

In selecting securities for purchase or sale by the Fund, the Adviser will attempt to take advantage of inefficiencies that it believes exist in the global fixed-income markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject. The Adviser will combine its quantitative forecasts with fundamental economic and credit research in seeking to exploit these inefficiencies.

The Adviser will employ strategies to manage the Fund's volatility relative to the global high yield market. Such strategies may include shortening the duration of the Fund, adding higher rated investments, investing in various fixed-income sectors with relatively low correlation among them, and using hedging strategies that seek to provide protection from substantial market downturns. The Adviser will utilize different combinations of the above strategies at different points in time, taking into consideration, among other factors, the shape of the credit curve, the relative effect on yield associated with changes in credit quality, and the cost of hedging strategies.

The Fund expects to use derivatives, such as options, futures, forwards and swap agreements, to a significant extent. Derivatives may provide more efficient and economical exposure to market segments than direct investments, and may also be a quicker and more efficient way to alter the Fund's exposure.For example, the Fund may use credit default and interest rate swaps to gain exposure to the fixed-income markets. In determining when and to what extent to enter into derivative transactions, the Adviser will consider factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. Derivatives such as options and forwards may also be used for hedging purposes, including to hedge against interest rate, credit market and currency fluctuations.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
.  MARKET RISK: The value of the Fund's assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default causing a loss of the full principal amount of a security or the amount to which the Fund is entitled in a derivative transaction. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

.  HIGH YIELD DEBT SECURITY RISK: Investments in fixed-income securities with ratings below investment grade, commonly known as "junk bonds", tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund's assets can decline as can the real value of the Fund's distributions.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory and other uncertainties.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.  DIVERSIFICATION RISK: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund's net asset value, or NAV.

.  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	DIVERSIFICATION RISK: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund's net asset value, or NAV.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Fund because it has not yet been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because it has not yet been in operation for a full calendar year

[1]	In some cases, a 1%, 1-year contingent deferred sales charge, or CDSC, may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances.
[2]	Total Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through December 7, 2014 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding 1.05% on Class A shares, 1.25% on Class R shares, 1.00% on Class K shares or .75% on Class I shares (excluding acquired fund fees and expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until December 7, 2014, provided that no reimbursement payment will be made that would cause the Fund's total annual Fund operating expenses to exceed the percentages in the preceding sentence or cause the total of the payments to exceed the Fund's total initial offering expenses.
[4]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 7, 2011